UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Echo Street Capital Management LLC

Address:    55 Fifth Avenue, 18th Floor
            New York, New York  10003

13F File Number:  028-11835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Elias
Title:     Chief Compliance Officer
Phone:     (212) 647-8126


Signature, Place and Date of Signing:

/s/ David Elias                 New York, New York            May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  NONE

Form 13F Information Table Entry Total:             51

Form 13F Information Table Value Total:             $240,469
                                                  (thousands)


List of Other Included Managers:   None


                                           FORM 13F INFORMATION TABLE
                                       Echo Street Capital Management LLC
                                                 March 31, 2011



COLUMN 1                       COLUMN  2         COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                                            VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      (X$1000)  PRN AMT    PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED NONE
--------------                 --------------    -----      --------  -------    --- ----  ----------  --------  ----    ------ ----
ACE LTD                        SHS               H0023R105   1,558       24,077  SH        SOLE        NONE         24,077
ADVANCE AUTO PARTS INC         COM               00751Y106   2,628       40,047  SH        SOLE        NONE         40,047
AIRGAS INC                     COM               009363102   3,049       45,906  SH        SOLE        NONE         45,906
AUTOZONE INC                   COM               053332102   2,429        8,880  SH        SOLE        NONE          8,880
AVALONBAY CMNTYS INC           COM               053484101   6,744       56,159  SH        SOLE        NONE         56,159
BOSTON PROPERTIES INC          COM               101121101   5,722       60,323  SH        SOLE        NONE         60,323
CAPITOL FED FINL INC           COM               14057J101   2,386      211,751  SH        SOLE        NONE        211,751
COPART INC                     COM               217204106   4,463      102,994  SH        SOLE        NONE        102,994
DARDEN RESTAURANTS INC         COM               237194105   7,608      154,863  SH        SOLE        NONE        154,863
DEVELOPERS DIVERSIFIED RLTY    COM               251591103   2,170      154,993  SH        SOLE        NONE        154,993
DUKE REALTY CORP               COM NEW           264411505     602       43,000  SH        SOLE        NONE         43,000
ENTERTAINMENT PPTYS TR         PFD C CNV 5.75%   29380T402     646       32,000  SH        SOLE        NONE         32,000
ENTERTAINMENT PPTYS TR         CONV PFD 9% SR E  29380T600   6,923      250,554  SH        SOLE        NONE        250,554
EQUINIX INC                    COM NEW           29444U502   4,735       51,976  SH        SOLE        NONE         51,976
EQUITY LIFESTYLE PPTYS INC     COM               29472R108   3,694       64,073  SH        SOLE        NONE         64,073
EVEREST RE GROUP LTD           COM               G3223R108   4,865       55,176  SH        SOLE        NONE         55,176
FELCOR LODGING TR INC          PFD CV A $1.95    31430F200   6,700      247,500  SH        SOLE        NONE        247,500
FINISH LINE INC                CL A              317923100   1,085       54,675  SH        SOLE        NONE         54,675
GOOGLE INC                     CL A              38259P508  10,731       18,289  SH        SOLE        NONE         18,289
GROUP 1 AUTOMOTIVE INC         COM               398905109   3,805       88,910  SH        SOLE        NONE         88,910
HEALTH CARE REIT INC           COM               42217K106   3,705       70,646  SH        SOLE        NONE         70,646
HILLTOP HOLDINGS INC           COM               432748101   2,367      235,747  SH        SOLE        NONE        235,747
HOME DEPOT INC                 COM               437076102   6,301      170,016  SH        SOLE        NONE        170,016
INTERCONTINENTAL HTLS GRP PL   SPONS ADR NEW     45857P301   9,617      463,916  SH        SOLE        NONE        463,916
JPMORGAN CHASE & CO            COM               46625H100   5,074      110,074  SH        SOLE        NONE        110,074
KIMCO RLTY CORP                COM               49446R109   5,645      307,779  SH        SOLE        NONE        307,779
KOHLS CORP                     COM               500255104   9,797      184,705  SH        SOLE        NONE        184,705
LASALLE HOTEL PPTYS            COM SH BEN INT    517942108   1,939       71,818  SH        SOLE        NONE         71,818
LIBERTY PPTY TR                SH BEN INT        531172104   2,703       82,144  SH        SOLE        NONE         82,144
MARRIOTT INTL INC NEW          CL A              571903202   1,082       30,397  SH        SOLE        NONE         30,397
MI DEVS INC                    CL A SUB VTG      55304X104     358       12,354  SH        SOLE        NONE         12,354
MICROSOFT CORP                 COM               594918104   2,882      113,514  SH        SOLE        NONE        113,514
MID-AMER APT CMNTYS INC        COM               59522J103   2,963       46,146  SH        SOLE        NONE         46,146
NATIONWIDE HEALTH PPTYS INC    COM               638620104   4,502      105,851  SH        SOLE        NONE        105,851
NEW YORK & CO INC              COM               649295102     988      140,915  SH        SOLE        NONE        140,915
NOBLE CORPORATION BAAR         NAMEN -AKT        H5833N103   5,041      110,499  SH        SOLE        NONE        110,499
O REILLY AUTOMOTIVE INC NEW    COM               67103H107  10,771      187,449  SH        SOLE        NONE        187,449
ORACLE CORP                    COM               68389X105   7,586      226,910  SH        SOLE        NONE        226,910
PEPSICO INC                    COM               713448108   6,411       99,539  SH        SOLE        NONE         99,539
PS BUSINESS PKS INC CALIF      COM               69360J107   3,261       56,274  SH        SOLE        NONE         56,274
REPUBLIC SVCS INC              COM               760759100   7,382      245,746  SH        SOLE        NONE        245,746
RYLAND GROUP INC               COM               783764103   4,267      268,354  SH        SOLE        NONE        268,354
SAFEWAY INC                    COM NEW           786514208     772       32,800  SH        SOLE        NONE         32,800
SIMON PPTY GROUP INC NEW       COM               828806109   6,839       63,820  SH        SOLE        NONE         63,820
STANLEY BLACK & DECKER INC     COM               854502101   3,593       46,909  SH        SOLE        NONE         46,909
STARWOOD HOTELS&RESORTS WRLD   COM               85590A401   4,415       75,961  SH        SOLE        NONE         75,961
TRANSOCEAN INC                 NOTE 1.500%12/1   893830AV1   5,990    6,000,000  PRN       SOLE        NONE      6,000,000
US BANCORP DEL                 COM NEW           902973304   8,194      310,019  SH        SOLE        NONE        310,019
WASHINGTON REAL ESTATE INVT    SH BEN INT        939653101   3,811      122,591  SH        SOLE        NONE        122,591
WELLS FARGO & CO NEW           COM               949746101   8,883      280,129  SH        SOLE        NONE        280,129
WILLIAMS COS INC DEL           COM               969457100  10,687      342,751  SH        SOLE        NONE        342,751




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